Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

30. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

Ante Treuhand AG (“Ante Treuhand”) provided the Chief Financial Officer to the Company until November 18, 2021. The Chief Financial Officer is an employee of Ante Treuhand and is not paid directly by the Company. Fees paid to Ante Treuhand for CFO services in 2021 were CHF 231,770. Fees paid to Ante Treuhand for other services provided during the year ended December 31, 2021 were CHF 3,025.

Gremaud GmbH provides the Chief Financial Officer to the Company since November 19, 2021. The Chief Financial Officer is an employee of Gremaud GmbH and is not paid directly by the Company. Fees paid to Gremaud GmbH for CFO services in 2022 were CHF 195,988 (2021: CHF 14,720). Fees paid to Gremaud GmbH for other services provided during the year ended December 31, 2022 were CHF 0 (2021: CHF 161,596).

Thomas Meyer, the Company’s CEO lent CHF 200,000 to the Company under the “September 9, 2022 Loan Agreement” with FiveT Investment Management Ltd., Dominik Lysek and Thomas Meyer for a total amount of CHF 600,000, please refer to note 30.

From December 8, 2022 to March 8, 2023, Mr. Meyer’s spouse provided one of the Company’s subsidiaries with a short-term loan of CHF 100,000.00, bearing interest at the rate of 5% per annum.

Compensation of the members of the Board of Directors and Management

In 2022, the compensation paid to management, excluding share bonuses and share-based payment charge, amounted to CHF 1,038,810 (2021: CHF 810,671; 2020: CHF 434,017). The fees paid to members of the Board of Directors in 2022 for their activities as board members totaled CHF 183,058 (2021: CHF 165,245; 2020: CHF 163,476).

	Executive Management			Board of Directors			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Short term benefits	989,760	781,204	407,147	183,058	165,245	163,476	1,172,818	946,449	570,623
Post-employee benefits years	49,050	29,467	26,870	—	—	—	49,050	29,467	26,870
Share Bonuses	—	902,817	—	—	—	—	—	902,817	—
Share-based payment charge	172,115	192,362	204,840	51,171	48,046	57,148	223,286	240,408	261,988
Total	1,210,925	1,905,850	638,857	234,229	213,291	220,624	1,445,154	2,119,141	859,481

In 2022, CHF 223,286 (2021: CHF 240,408; 2020: CHF 261,988) was expensed for grants of stock options to members of the Board of Directors and management. Contributions to pension schemes amounted to CHF 49,050, CHF 29,467 and CHF 26,870 during the years 2022, 2021 and 2020, respectively. No termination benefits or other long-term benefits were paid.

Members of the Board of Directors and management held 107,110, 49,480 and 38,455 stock options as of December 31, 2022, 2021, and 2020, respectively.